Significant Accounting Policies: Foreign Currency Translation (Policies)	12 Months Ended
Jun. 30, 2012
Foreign Currency Translation:
Foreign Currency Translation

n. Foreign currency translation

Comprehensive income is the total of (i) net income plus (ii) all other changes in net assets arising from non-owner sources, which are referred to as other comprehensive income. The Company has presented a single statement of comprehensive income. An analysis of changes in components of accumulated other comprehensive income is presented below the total net income or loss on the income statement.